Income taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred taxes presented on the balance sheet
Deferred tax assets	$ 5,400	$ 7,016	$ 6,216
Deferred tax liabilities	(10,904)	(10,326)	(11,858)
NET DEFERRED TAX LIABILITY	$ (5,504)	$ (3,310)	$ (5,642)	$ (4,827)